Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 22 – Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2024 up through April 29, 2025, the date the Company issued these consolidated financial statements.

From January 2025 to April 2025, the Company entered into ten loan agreements with 8i Enterprises Pte Ltd, a related party, for an aggregate principal amount of $768,942. The loans bear interest at 8% per annum and are due between June 2025 to December 2025.

In March 2025, the Company entered a loan agreements with 8i Asia Limited, a third party, for an aggregate principal amount of $46,293. The loans did not bear any interest at and are due in December 2025.

In March 2025, the Company entered into a loan agreements with Alfred Lim, a related party, for an aggregate principal amount of $35,855. The loans bear interest at 8% per annum and are due in June 2025.

Other than the events described above, the Company did not identify any additional subsequent events that would require disclosure.